Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts and Reserves
Schedule II - Valuation and Qualifying Accounts
(dollars in millions)

		Additions
	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions (a)	Translation	Balance atend of period

YEAR ENDED DECEMBER 31, 2011:
Allowance for doubtful accounts	$14.0	$1.0	$0.3	$(5.2)	$(0.2)	$9.9
Allowance for obsolete and excessinventory	$68.0	$18.8	$2.0	$(6.0)	$(0.9)	$81.9
YEAR ENDED DECEMBER 31, 2010:
Allowance for doubtful accounts	$15.8	$(0.4)	$0.8	$(1.5)	$(0.7)	$14.0
Allowance for obsolete and excessinventory	$58.9	$15.0	$3.9	$(9.2)	$(0.6)	$68.0
YEAR ENDED DECEMBER 31, 2009:
Allowance for doubtful accounts	$9.6	$4.6	$4.8	$(3.8)	$0.6	$15.8
Allowance for obsolete and excessinventory	$49.6	$15.2	$(0.3)	$(7.3)	$1.7	$58.9
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(a)	Write-offs of uncollectible receivables, deductions for collections of previously reserved receivables and write-offs of obsolete inventory.

All other financial schedules are not required under the related instructions, or are inapplicable and therefore have been omitted.